Expense Example, No Redemption (USD $)	12 Months Ended
Aug. 31, 2013
Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares | Vanguard S&P Mid-Cap 400 Value Index Fund
Expense Example, No Redemption:
1 YEAR	$ 8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard S&P Small-Cap 600 Index Fund - Institutional Shares | Vanguard S&P Small-Cap 600 Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard S&P Small-Cap 600 Value Index Fund - Institutional Shares | Vanguard S&P Small-Cap 600 Value Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard S&P Small-Cap 600 Growth Index Fund - Institutional Shares | Vanguard S&P Small-Cap 600 Growth Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares | Vanguard S&P Mid-Cap 400 Value Index Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard S&P Small-Cap 600 Index Fund - ETF Shares | Vanguard S&P Small-Cap 600 Index Fund
Expense Example, No Redemption:
1 YEAR	15
3 YEAR	48
5 YEAR	85
10 YEAR	192
Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares | Vanguard S&P Small-Cap 600 Value Index Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares | Vanguard S&P Small-Cap 600 Growth Index Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	$ 255